SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Cost of the assets over their estimated useful lives.
Computer and software	5 years
Furniture and fittings	10 years
Office equipment	10 years
Renovation and improvements	10 years
Building	95 years

Exchange rate used for the translation as follows:
	Period End	Average
US$ to MYR	Rate	Rate
March 31, 2016	3.9399	4.1906
December 31, 2015	4.2942	3.8976
March 31, 2015	3.7092	3.6149